SUBSEQUENT EVENTS - Merger (Details) - USD ($) $ in Millions		3 Months Ended	9 Months Ended
	Feb. 07, 2020	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Subsequent Event [Line Items]
Aggregate purchase price			$ 1,832.5	$ 0.0
Amortization of debt issuance costs and discount			$ 9.0	$ 21.2
Forecast [Member]
Subsequent Event [Line Items]
Amortization of debt issuance costs and discount		$ 50.0
Increase in compensation expense		$ 21.4
Subsequent Event [Member]
Subsequent Event [Line Items]
Merger consideration	$ 1,526.2
Repayments of existing debt	$ 1,464.0
Percentage of cash tax savings realized	65.00%
Period when payment is made after closing business combination	12 years
Payment made based on percentage of remaining benefits not realized	65.00%
Period after which company is obligated to settle the remaining benefits	12 years
Estimated total payments	$ 196.7
Period within which bonus is payable	30 days
Subsequent Event [Member] | Class A Units
Subsequent Event [Line Items]
Number of shares issued to director on appointment	123,900,000
Subsequent Event [Member] | Merger Agreement Vertiv Holdings Co [Member] | Vertiv Holdings Co [Member]
Subsequent Event [Line Items]
Aggregate purchase price	$ 1,239.0